Business Combinations - Summary of Business Acquisitions Transactions (Detail)	12 Months Ended
Dec. 31, 2024
Ericom [Member]
Disclosure Of Business Combinations [Line Items]
Company	Ericom
Description	An Israel based enterprise cloud security platform provider.
Transaction date	Apr. 01, 2023
Vonage [Member]
Disclosure Of Business Combinations [Line Items]
Company	Vonage
Description	A US based global provider of cloud-based communications.
Transaction date	Jul. 01, 2022